25. EMPLOYEES BENEFITS PLANS (Details)	12 Months Ended
Dec. 31, 2018
Plan I [Member]
Disclosure of defined benefit plans [line items]
Modality	Defined Benefit
Adhesions	Closed
Plan II [Member]
Disclosure of defined benefit plans [line items]
Modality	Defined Benefit
Adhesions	Closed
Plan III [Member]
Disclosure of defined benefit plans [line items]
Modality	Defined Contribution
Adhesions	Open
FAF [Member]
Disclosure of defined benefit plans [line items]
Modality	Defined Benefit
Adhesions	Closed